Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment
Note 4 – Property, Plant and Equipment
	December 31,		Approximate range
	2011	2010	of remaining lives
Utility plant and equipment:
Mains and accessories	$2,060,650	$1,884,896	25 to 97 years
Services, hydrants, treatment
plants and reservoirs	1,254,870	1,162,314	5 to 88 years
Operations structures and water tanks	229,295	216,342	13 to 70 years
Miscellaneous pumping and
purification equipment	577,472	553,351	5 to 90 years
Meters, data processing, transportation
and operating equipment	571,525	544,531	4 to 88 years
Land and other non-depreciable assets	88,696	107,430	-
Utility plant and equipment	4,782,508	4,468,864
Utility construction work in progress	65,079	54,228	-
Net utility plant acquisition adjustment	(39,367)	(41,447)	0 to 20 years
Non-utility plant and equipment	9,435	6,550	0 to 21 years
	4,817,655	4,488,195
Less discontinued operations	169,527	165,935
Total property, plant and equipment	$4,648,128	$4,322,260